Consolidated Statements of Stockholders' Equity - USD ($)	Total	Capital Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]
Beginning balance at Dec. 31, 2020	$ 564,596,415	$ 431,836	$ (25,373,380)	$ 499,564,087	$ 94,926,695	$ (4,952,823)
Balance (in shares) at Dec. 31, 2020		43,183,684	(5,325,247)
Issuance of restricted shares and stock based compensation	610,788	$ 3,438		607,350
Issuance of restricted shares and stock based compensation (in shares)		343,744
Distribution of net assets of Imperial Petroleum Inc. to stockholders (Note 1)	(57,162,103)			(57,162,103)
Comprehensive income/(loss) for the year	(33,274,330)				(35,123,208)	1,848,878
Ending balance at Dec. 31, 2021	474,770,770	$ 435,274	$ (25,373,380)	443,009,334	59,803,487	(3,103,945)
Ending Balance, (in shares) at Dec. 31, 2021		43,527,428	(5,325,247)
Stock based compensation	610,788			610,788
Comprehensive income/(loss) for the year	42,543,793				34,253,365	8,290,428
Ending balance at Dec. 31, 2022	517,925,351	$ 435,274	$ (25,373,380)	443,620,122	94,056,852	5,186,483
Ending Balance, (in shares) at Dec. 31, 2022		43,527,428	(5,325,247)
Issuance of restricted shares and stock based compensation	2,589,406	$ 15,660		2,573,746
Issuance of restricted shares and stock based compensation (in shares)		1,566,000
Exercise of stock options	747,500	$ 2,500		745,000
Exercise of stock options (in shares)		250,000
Stock repurchase	$ (19,080,456)		$ (19,080,456)
Stock repurchase (in shares)	(3,875,855)		(3,875,855)
Comprehensive income/(loss) for the year	$ 47,482,160				51,936,829	(4,454,669)
Ending balance at Dec. 31, 2023	$ 549,663,961	$ 453,434	$ (44,453,836)	$ 446,938,868	$ 145,993,681	$ 731,814
Ending Balance, (in shares) at Dec. 31, 2023		45,343,428	(9,201,102)